Effect of fluctuations in foreign currency exchange rates (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of effect of changes in foreign exchange rates [Abstract]
Disclosure of foreign currency exchange differences recognized in profit or loss except for financial instruments measured at fair value through profit or loss [Text Block]
a)	Foreign currency exchange differences recognized in profit or loss and other comprehensive income:

Exchange rate differences recognized in income and other comprehensive incom e	As of December 31, 2019	As of December 31, 2018	As of December 31, 2017
	ThUS$	ThUS$	ThUS$
Conversion foreign exchange gains (losses) recognized in the result of the year.	(2,169)	(16,597)	(1,299)
Reserves for translation differences
Conversion foreign exchange reserves attributable to the owners of the controlling entity.	562	(1,394)	(5,450)
Conversion foreign exchange reserves attributable to the non-controlling entity.	226	174	4
Total	788	(1,220)	(5,446)

Disclosure of reserve of exchange differences on translation [Text Block]
b)	Reserves for foreign currency exchange differences, Equity:

As of December 31, 2019, 2018 and 2017, foreign currency exchange differences are detailed as follows:

Detail	As of December 31, 2019	As of December 31, 2018	As of December 31, 2017
	ThUS$	ThUS$	ThUS$
Changes in equity generated by conversion of equity value:
Comercial Hydro S.A.	1,004	1,004	1,004
SQMC Internacional Ltda.	(9)	(17)	(2)
Proinsa Ltda.	(10)	(11)	(7)
Comercial Agrorama Ltda.	33	(21)	(44)
Isapre Norte Grande Ltda.	(44)	(1)	(74)
Almacenes y Depósitos Ltda.	142	113	97
Sacal S.A.	(3)	(3)	-
Sociedad prestadora de servicios de Salud Cruz del Norte S.A.	(19)	(10)	-
Agrorama S.A.	231	132	(98)
Doktor Tarsa Tarim Sanayi AS	(13,811)	(13,811)	(14,447)
SQM Vitas Fzco.	(2,267)	(2,682)	(1,779)
Ajay Europe S.A.R.L	(1,449)	(1,270)
SQM Eastmed Turkey	(155)	(113)	(92)
Doctochem Tarim Sanayi LTD	7	-	-
Coromandel SQM India	(431)	(393)	(234)
SQM Italia SRL	(236)	(213)	(154)
SQM Oceanía Pty Ltd.	(634)	(634)	(634)
SQM Indonesia S.A.	(124)	(124)	(124)
Abu Dhabi Fertillizers Industries WWL.	372	(435)	(435)
SQM Vitas Holland	(197)	(170)	(101)
SQM Thailand Limited	(68)	(68)	(68)
SQM Europe N.V.	(1,983)	(1,983)	(1,550)
SQM Australia Pty Ltd.	(4,035)	(4,222)	154
Pavoni & C. Spa	(185)	70	-
Terra Tarsa BV	116	(82)	-
Plantacote NV	(16)	(34)	-
Doktolab Tarim Arastirma San.	(54)	(29)	-
Kore Potash PLC (a)	(1,754)	(1,206)	-
SQM Colombia SAS	(166)	(94)	-
Minera Exar S.A.	-	-	(5,209)
Charlee SQM (Thailand) Co. Ltd.	-	-	(285)
Ajay Europe S.A.R.L.	-	-	(831)
Total	(25,745)	(26,307)	(24,913)